CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO (Narrative) (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 15, 2023 CAD ($) $ / Pound	Mar. 14, 2023	Feb. 28, 2025 CAD ($)	Mar. 25, 2024 CAD ($) $ / Pound	Dec. 31, 2025	Apr. 01, 2025 CAD ($)
Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				12.50%
Proportion of ownership interest in subsidiary				75.00%
Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	12.50%			12.50%
Proportion of ownership interest in joint venture		75.00%		87.50%	100.00%
Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture				100.00%
Fixed consideration payable				$ 71,116
Cariboo Copper Corp [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				75.00%
Cariboo Copper Corp [Member] | Sojitz Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%
Minimum amount of acquisition price payable	$ 60,000
Initial amount paid upon closing	10,000
Remaining minimum amounts to be paid in annual instalments over next five years	$ 10,000
Effective discount rate used to measure financial liability at amortized cost	7.16%
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	3.5
Maximum amount of contingent payments over the five-year period	$ 57,000
Maximum acquisition cost	$ 117,000
Amount of third annual instalment payment			$ 10,000
Contingent performance payments						$ 6,645
Cariboo Copper Corp [Member] | Sojitz Corporation [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of sliding scale per pound copper	0.38%
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	3.5
Cariboo Copper Corp [Member] | Sojitz Corporation [Member] | Top of range [Member]
Disclosure of detailed information about business combination [line items]
Percentage of sliding scale per pound copper	2.13%
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound	5
Cariboo Copper Corp [Member] | Dowa and Furukawa [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				50.00%
Minimum amount of acquisition price payable				$ 117,000
Non-interest bearing secured and unsecured promissory notes				117,000
Initial amount paid upon closing				5,000
Annual payment of purchase consideration				5,000
Maximum amount of annual payment when copper prices are US$5.00 per pound or higher				$ 15,250
Minimum average LME copper price per pound in year for payment of annual contingent performance | $ / Pound				4
Threshold limit of average LME copper price per pound | $ / Pound				5
Amount of contingent consideration payable if average LME copper prices exceed annual average of US$5.00 per pound or higher				$ 25,000
Fixed consideration payable				$ 71,116
Cariboo Copper Corp [Member] | Dowa and Furukawa [Member] | Gibraltar Mines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of threshold limit to annual cashflow for total annual payments between 2025 and 2028				6.25%
Percentage of threshold limit to annual cashflow for total annual payments between 2029 and 2033				10.00%
Cariboo Copper Corp [Member] | Dowa Metals & Mining Co., Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Non-interest bearing secured and unsecured promissory notes				$ 45,500
Cariboo Copper Corp [Member] | Furukawa Co., Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Non-interest bearing secured and unsecured promissory notes				$ 71,500
Cariboo Copper Corp [Member] | Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				12.50%
Proportion of ownership interest in joint venture	87.50%	75.00%		87.50%
Proportion of ownership interest in subsidiary	12.50%			25.00%
Increase in effective rate of ownership interest				50.00%